Deferred tax liability - Summary of deferred taxes liability (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Deferred tax assets and liabilities [abstract]
Deferred tax liability associated with Licencing Agreement	$ 271,629	$ 271,629